Goodwill and Other Intangible Assets	12 Months Ended
Sep. 30, 2012
Goodwill and Other Intangible Assets
Goodwill and Other Intangible Assets

5. Goodwill and Other Intangible Assets

        The Company's goodwill and other intangible assets have been recorded at fair value as of the acquisition date. The change in the carrying value of goodwill for the year ended September 30, 2012 is as follows:

Balance at beginning of year	$—
Acquisitions	17,949

$17,949

        The carrying amount and accumulated amortization of identifiable intangible assets consisted of the following as of September 30, 2012:

	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Developed product technologies	$2,640	$806	$1,834
Customer relationships	4,330	387	3,943
Trademarks	1,150	218	932
Covenants not to compete	1,400	387	1,013

	$9,520	$1,798	$7,722

        Amortization expense related to identifiable intangible assets was $0, $0, and $1,798 for the years ended September 30, 2010, 2011 and 2012, respectively.

        The estimated amortization expense for the five succeeding years and thereafter at September 30, 2012 is as follows:

2013	$1,984
2014	1,845
2015	1,008
2016	669
2017	454
Thereafter	1,762

$7,722